Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenue	[1]	$ 9,498	$ 6,101	$ 5,647
Cost of revenue		(5,429)	(3,314)	(3,007)
Gross profit		4,069	2,787	2,640
Research and development		(1,560)	(890)	(763)
Selling, general and administrative		(1,141)	(922)	(686)
Amortization of acquisition-related intangible assets		(1,527)	(223)	(152)
Other income (expense)		9	1,263	10
Operating income (loss)		(150)	2,015	1,049
Financial income (expense):
Extinguishment of debt		(32)		(3)
Other financial income (expense)		(421)	(529)	(407)
Income (loss) before income taxes		(603)	1,486	639
Benefit (provision) for income taxes		851	104	(40)
Results relating to equity-accounted investees		11	9	8
Net income (loss)		259	1,599	607
Less: Net income (loss) attributable to non-controlling interests		59	73	68
Net income (loss) attributable to stockholders		$ 200	$ 1,526	$ 539
Net income (loss) per common share attributable to stockholders in $:
- Basic		$ 0.59	$ 6.36	$ 2.27
- Diluted		$ 0.58	$ 6.10	$ 2.17
Weighted average number of shares of common stock outstanding during the year (in thousands):
- Basic		338,477	239,764	237,954
- Diluted	[2]	347,607	250,116	248,609

[1]	Revenue attributed to geographic areas is based on the customer's shipped-to location (except for intellectual property license revenue which is attributable to the Netherlands).
[2]	Stock options to purchase up to 1.4 million shares of NXP's common stock that were outstanding in 2016 (2015: 0.7 million shares; 2014: 0.5 million shares) were anti-dilutive and were not included in the computation of diluted EPS because the exercise price was greater than the average fair market value of the common stock or the number of shares assumed to be repurchased using the proceeds of unrecognized compensation expense and exercise prices was greater than the weighted average number of shares underlying outstanding stock options.